Intangible Assets - Summary of Detailed Information About Intangible Assets (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 401,157	$ 140,715
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	362,448	123,277
Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	9,500	5,578
Beginning of financial year	5,578
End of financial year	9,500	5,578
Brand names [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning of financial year	15,667	13,338
Reclassification of indefinite useful life intangible assets	0	2,532
Additions	0	5
Currency revaluation adjustments	212	(208)
Acquisition of subsidiaries	4,859	0
End of financial year	20,738	15,667
Brand names [member] | Accumulated amortization, depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning of financial year	10,089	6,708
Reclassification of indefinite useful life intangible assets	0	2,532
Currency revaluation adjustments	44	(151)
Amortisation charge	1,105	1,000
End of financial year	11,238	10,089
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	946	616
Beginning of financial year	616
End of financial year	946	616
Computer software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning of financial year	2,182	1,619
Additions	654	218
Currency revaluation adjustments	(4)	(3)
Acquisition of subsidiaries	23	348
End of financial year	2,855	2,182
Computer software [member] | Accumulated amortization, depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning of financial year	1,566	1,274
Currency revaluation adjustments	(1)	(1)
Amortisation charge	344	293
End of financial year	1,909	1,566
Internally Developed Computer Software [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	15,009	4,650
Beginning of financial year	4,650
End of financial year	15,009	4,650
Internally Developed Computer Software [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning of financial year	11,133	6,203
Currency revaluation adjustments	74	(11)
Acquisition of subsidiaries	9,832	107
Transfers from development cost in progress	6,605	4,834
End of financial year	27,644	11,133
Internally Developed Computer Software [Member] | Accumulated amortization, depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning of financial year	6,483	3,525
Currency revaluation adjustments	(25)	(7)
Amortisation charge	6,177	2,646
Impairment	0	319
End of financial year	12,635	6,483
Intangible assets under development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	13,021	6,408
Intangible assets under development [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning of financial year	6,408	4,989
Additions	12,067	6,342
Currency revaluation adjustments	15	(4)
Acquisition of subsidiaries	1,136	0
Transfers from development cost in progress	(6,605)	(4,834)
Impairment	0	(85)
End of financial year	13,021	6,408
Property Data [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	233	186
Beginning of financial year	186
End of financial year	233	186
Property Data [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning of financial year	191	0
Additions	93	8
Currency revaluation adjustments	(2)	0
Acquisition of subsidiaries	73	183
End of financial year	355	191
Property Data [Member] | Accumulated amortization, depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning of financial year	5	0
Currency revaluation adjustments	0	0
Amortisation charge	117	5
End of financial year	122	5
Trademarks Brand And Domain Names [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning of financial year	0
End of financial year	0	0
Trademarks Brand And Domain Names [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning of financial year	0	2,532
Reclassification of indefinite useful life intangible assets	0	(2,532)
End of financial year	0	0
Trademarks Brand And Domain Names [Member] | Accumulated amortization, depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning of financial year	0	2,532
Reclassification of indefinite useful life intangible assets	0	(2,532)
End of financial year	$ 0	$ 0